OPERATING SEGMENTS - Information about Major Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [line items]
Revenue	$ 1,815.4	$ 1,561.0
Percentage of total metal sales	91.90%	93.10%
Revenue (Note 8)	$ 1,815.4	$ 1,561.0
Customer One
Disclosure of major customers [line items]
Revenue	504.5	394.6
Revenue (Note 8)	504.5	394.6
Customer Two
Disclosure of major customers [line items]
Revenue	346.0	365.6
Revenue (Note 8)	346.0	365.6
Customer Three
Disclosure of major customers [line items]
Revenue	297.6	334.7
Revenue (Note 8)	297.6	334.7
Customer Four
Disclosure of major customers [line items]
Revenue	287.4	199.7
Revenue (Note 8)	287.4	199.7
Customer Five
Disclosure of major customers [line items]
Revenue	233.5	158.9
Revenue (Note 8)	233.5	158.9
Total sales to customers exceeding 10% of annual metal sales
Disclosure of major customers [line items]
Revenue	1,669.0	1,453.5
Revenue (Note 8)	$ 1,669.0	$ 1,453.5